Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income (loss) by tax jurisdictions
Income (loss) by tax jurisdictions:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income from China operations	5,161,228	6,284,697	5,593,215
(Loss) income from non-China operations	(218,423)	734,660	280,060

Total income before tax and share of income of equity method investees	4,942,805	7,019,357	5,873,275

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax expenses
Current tax	974,207	1,256,086	1,374,720
Deferred tax	9,347	(126,070)	(152,016)

Total tax expenses	983,554	1,130,016	1,222,704

Schedule of reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income before income tax and share of income of equity method investees	4,942,805	7,019,357	5,873,275
Computed income tax expense at PRC EIT tax rate	1,235,701	1,754,839	1,468,319
Effect of non-deductible expenses, including:
-Share-based compensation expenses	163,033	134,324	160,204
-Other non-deductible expenses	36,838	27,497	32,390
Effect of different tax rates of subsidiaries operating in other jurisdiction	17,834	(152,863)	79,923
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(562,898)	(580,608)	(538,797)
Effect of non-taxable income	(15,800)	(90,265)	(51,395)
Change in valuation allowance	108,846	37,092	72,060

Income tax expenses	983,554	1,130,016	1,222,704

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
The aggregate effect	562,898	580,608	538,797
Per share effect:
Class A and Class B ordinary share:
—basic	4.22	4.30	3.96
—diluted	4.14	4.21	3.88

Schedule of the principal components of deferred tax assets

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	300,544	461,974
Allowance for doubtful debts	11,792	11,100
Impairment of investments	27,919	37,836
Inventory write-down	268,094	273,080
Payroll payable and other accruals	5,587	4,675
Deferred income	326,610	339,230
Impairment of property and equipment	105,961	119,778
Impairment of land use rights	13,752	13,752
Others	1,771	4,421
Less: valuation allowance	(433,763)	(505,823)

Total deferred tax assets-non-current	628,267	760,023

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities :
Fair value adjustments of long-lived assets from business acquisition	382,434	389,359
Revaluation of other investments	7,363	685
Others	43,198	47,158

Total deferred tax liabilities-non-current	432,995	437,202